Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares (as applicable) of the
Goldman Sachs U.S. Tax‑Managed Equity Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund
(the “Funds”)
Supplement dated June 12, 2026 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on June 12, 2026, the respective shareholders of the Funds approved a proposal to change the Funds’ sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified” and eliminated any related fundamental investment restrictions.
Accordingly, effective immediately, the Funds are “non‑diversified” and may invest a greater portion of their assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a “non‑diversified” fund, each Fund would be more susceptible to adverse developments affecting any single issuer held in its portfolio to the extent that each Fund accumulates a larger position in that issuer, and would be more susceptible to greater losses because of these developments.

Goldman Sachs U.S. Equity Dividend and Premium Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares (as applicable) of the
Goldman Sachs U.S. Equity Dividend and Premium Fund
(the “Funds”)
Supplement dated June 12, 2026 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on June 12, 2026, the respective shareholders of the Funds approved a proposal to change the Funds’ sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified” and eliminated any related fundamental investment restrictions.
Accordingly, effective immediately, the Funds are “non‑diversified” and may invest a greater portion of their assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a “non‑diversified” fund, each Fund would be more susceptible to adverse developments affecting any single issuer held in its portfolio to the extent that each Fund accumulates a larger position in that issuer, and would be more susceptible to greater losses because of these developments.

Goldman Sachs U.S. Tax-Managed Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares (as applicable) of the
Goldman Sachs U.S. Tax‑Managed Equity Fund
(the “Funds”)
Supplement dated June 12, 2026 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on June 12, 2026, the respective shareholders of the Funds approved a proposal to change the Funds’ sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified” and eliminated any related fundamental investment restrictions.
Accordingly, effective immediately, the Funds are “non‑diversified” and may invest a greater portion of their assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a “non‑diversified” fund, each Fund would be more susceptible to adverse developments affecting any single issuer held in its portfolio to the extent that each Fund accumulates a larger position in that issuer, and would be more susceptible to greater losses because of these developments.